Share capital - Narrative (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Share capital	SFr 34.1	SFr 34.1
Share capital, paid-in percentage	100.00%
Class A
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)	308,472,124
Par value per share (in CHF per share)	SFr 0.10
Number of shares outstanding (in shares)	301,715,535	296,873,353
Class B
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)	324,991,680
Par value per share (in CHF per share)	SFr 0.01
Number of shares outstanding (in shares)	324,991,680	341,241,680